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************************* FORM N-PX REPORT **************************
ICA File Number: 811-6067
Reporting Period: 07/01/2003 - 06/30/2004
Dimensional Investment Group Inc.

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6067

                        DIMENSIONAL INVESTMENT GROUP INC.
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                         1299 Ocean Avenue, 11th Floor,
                             Santa Monica, CA 90401
                     (Name and address of agent for service)

                                  310-395-8005
               Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: 07/01/2003 - 06/30/2004

Dimensional Investment Group Inc.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  AAM/DFA U.S. High Book To Market Portfolio

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The U.S.  Large Cap Value Series of The DFA Investment  Trust  Company.  For the
proxy voting record of The U.S. Large Cap Value Series, please refer to the Form
N-PX filed by The DFA Investment  Trust Company (File No.  811-07436 and CIK No.
896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  AAM/DFA Two-Year Fixed Income Portfolio

The Portfolio  did not hold any voting  securities  during the reporting  period and, therefore, did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  AAM/DFA Two-Year Government Portfolio

The Portfolio  did not hold any voting  securities  during the reporting  period and, therefore, did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  DFA International Value Portfolio III

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The DFA International Value Series of The DFA Investment Trust Company.  For the
proxy voting record of The DFA International  Value Series,  please refer to the
Form N-PX filed by The DFA Investment  Trust Company (File No. 811-07436 and CIK
No. 896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  U.S. Large Cap Value Portfolio III

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The U.S.  Large Cap Value Series of The DFA Investment  Trust  Company.  For the
proxy voting record of The U.S. Large Cap Value Series, please refer to the Form
N-PX filed by The DFA Investment  Trust Company (File No.  811-07436 and CIK No.
896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  Tax-Managed U.S. Marketwide Value Portfolio II

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The  Tax-Managed  U.S.  Marketwide  Value  Series  of The DFA  Investment  Trust
Company.  For the proxy voting record of The Tax-Managed  U.S.  Marketwide Value
Series,  please refer to the Form N-PX filed by The DFA Investment Trust Company
(File No. 811-07436 and CIK No. 896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  U.S. Small Cap Value Portfolio II

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The U.S.  Small Cap Value Series of The DFA Investment  Trust  Company.  For the
proxy voting record of The U.S. Small Cap Value Series, please refer to the Form
N-PX filed by The DFA Investment  Trust Company (File No.  811-07436 and CIK No.
896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  DFA International Value Portfolio II

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The DFA International Value Series of The DFA Investment Trust Company.  For the
proxy voting record of The DFA International  Value Series,  please refer to the
Form N-PX filed by The DFA Investment  Trust Company (File No. 811-07436 and CIK
No. 896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  U.S. Large Cap Value Portfolio II

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The U.S.  Large Cap Value Series of The DFA Investment  Trust  Company.  For the
proxy voting record of The U.S. Large Cap Value Series, please refer to the Form
N-PX filed by The DFA Investment  Trust Company (File No.  811-07436 and CIK No.
896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  DFA International Value Portfolio IV

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The DFA International Value Series of The DFA Investment Trust Company.  For the
proxy voting record of The DFA International  Value Series,  please refer to the
Form N-PX filed by The DFA Investment  Trust Company (File No. 811-07436 and CIK
No. 896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  Emerging Markets Portfolio II

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The Emerging Markets Series of The DFA Investment  Trust Company.  For the proxy voting  record of The  Emerging  Markets  Series,  please refer to the Form N-PX filed by The DFA  Investment  Trust  Company  (File  No.  811-07436  and CIK No.
896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  The DFA U.S. Small Cap Institutional Portfolio

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The U.S.  Small Cap Series of The DFA Investment  Trust  Company.  For the proxy voting record of The U.S. Small Cap Series,  please refer to the Form N-PX filed by The DFA Investment  Trust Company (File No.  811-07436 and CIK No. 896162) on
August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  U.S. Large Company Portfolio K

The Portfolio did not vote any proxies  during the reporting  period  because it has not yet commenced investment operations.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  U.S. Large Cap Value Portfolio K

The Portfolio did not vote any proxies  during the reporting  period  because it has not yet commenced investment operations.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  U.S. Small XM Value Portfolio K

The Portfolio did not vote any proxies  during the reporting  period  because it has not yet commenced investment operations.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  U.S. Small Cap Portfolio K

The Portfolio did not vote any proxies  during the reporting  period  because it has not yet commenced investment operations.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  DFA International Value Portfolio K

The Portfolio did not vote any proxies  during the reporting  period  because it has not yet commenced investment operations.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  Emerging Markets Portfolio K

The  Portfolio  did not vote any  proxies  during the  reporting  period because it has not yet commenced investment operations.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  DFA One-Year Fixed Income Portfolio K

The Portfolio did not vote any proxies  during the reporting  period  because it has not yet commenced investment operations.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  DFA Two-Year Global Fixed Income Portfolio K

The Portfolio did not vote any proxies  during the reporting  period  because it has not yet commenced investment operations.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  U.S. Large Company Institutional Index Portfolio

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The U.S. Large Company Series of The DFA Investment Trust Company. For the proxy voting record of The U.S.  Large Company  Series,  please refer to the Form N-PX filed by The DFA  Investment  Trust  Company  (File  No.  811-07436  and CIK No.
896162) on August 31, 2004.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  Global Equity Portfolio

The Portfolio did not hold any securities for which an annual or special meeting of  shareholders  occurred  during the  reporting  period  and,  therefore,  the
Portfolio did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  Global 60/40 Portfolio

The Portfolio did not hold any securities for which an annual or special meeting of  shareholders  occurred  during the  reporting  period  and,  therefore,  the
Portfolio did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  Global 25/75 Portfolio

The Portfolio did not hold any securities for which an annual or special meeting of  shareholders  occurred  during the  reporting  period  and,  therefore,  the
Portfolio did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  07/01/03 to 06/30/04
Account:  DFA International Value Portfolio

The Portfolio is a feeder  portfolio  that only holds shares of its master fund,
The DFA International Value Series of The DFA Investment Trust Company.  For the
proxy voting record of The DFA International  Value Series,  please refer to the
Form N-PX filed by The DFA Investment  Trust Company (File No. 811-07436 and CIK
No. 896162) on August 31, 2004.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant):  Dimensional Investment Group Inc.
By (Signature and Title): /s/Michael T. Scardina, Vice President, Chief
                          Financial Officer and Treasurer
Name: Michael T. Scardina
Title: Vice President, Chief Financial Officer and Treasurer

Date: August 31, 2004